Business Combinations and Asset Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combinations and Asset Acquisitions [Abstract]
Business Combinations and Asset Acquisitions

3. Business Combinations and Asset Acquisitions

Acquisition of GKI and Carlico

On May 15, 2025, WF Venture completed the acquisition of 100% of the issued and outstanding equity interests of GKI, a private company incorporated in the Hong Kong SAR, China, from Ms. Yew Chean Lim, a director of Win-Fung and the mother of Mr. Chee Hoong Lew, the Company’s Chief Executive Officer, director and significant shareholder, for a total purchase price of $3,000,000. Accordingly, the transaction is considered a related party transaction.

Through this acquisition, the Company indirectly acquired approximately 35% of the equity interests in Carlico, an entity principally engaged in investment holding and the importation and distribution of bottled grape wine.

Management evaluated the transaction under the framework of ASC 805, Business Combinations, and concluded that the acquisition should be accounted for as an asset acquisition. This determination was based on the application of the “screening test,” which indicated that substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset—the investment in Carlico. Furthermore, GKI did not meet the definition of a business as it lacked substantive processes and an organized workforce.

In accordance with the accounting for asset acquisitions in accordance with ASC 805-50, Asset Acquisitions, the Company allocated the total cost of the acquisition, comprising the cash consideration and liabilities assumed, to the assets acquired on a relative fair value basis. No goodwill was recognized in connection with this transaction; instead, the purchase premium was capitalized into the initial cost basis of the investment in Carlico.

The following table summarizes the allocation of the purchase price to the identifiable assets acquired and liabilities assumed at the acquisition date:

Amounts
Assets
Cash and cash equivalents	$128
Investment in equity investee	7,278,845
Total identifiable assets acquired	7,278,973

Liabilities
Other payable	(5,893)
Amount due to equity investee	(4,263,291)
Amounts due to related parties	(9,789)
Total liabilities assumed	(4,278,973)

Net Assets Acquired	$3,000,000

Acquisition of RBSB

On July 5, 2025, WF Venture acquired a 70% equity interest in RBSB, a private company incorporated in Malaysia and principally engaged in the café business, for total cash consideration of $150,000. Of the total consideration, $40,500 (representing 27% equity interest) was paid to Mr. Lew and the balance of the purchase consideration of $109,500 was paid to an independent third party. Accordingly, the portion of the transaction with Mr. Lew is considered a related party transaction.

The acquisition has been accounted for as a business combination in accordance with ASC 805, Business Combinations. Accordingly, the Company consolidates the financial results of RBSB from the acquisition date and recognizes a non-controlling interest representing the 30% equity interest not owned.

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date:

Amounts
Assets
Cash and cash equivalents	$5,502
Accounts receivable	2,986
Inventories	14,884
Other receivables, deposits and prepayment	16,490
Prepaid tax	2,508
Property and equipment	87,206
Total identifiable assets acquired	129,576

Liabilities
Accounts payable	(15,603)
Other payable	(17,471)
Amounts due to related parties	(162,465)
Total liabilities assumed	(195,539)

Net identifiable liabilities assumed	$(65,963)

Reconciliation to goodwill
Consideration transferred	150,000
Fair value of non-controlling interest	(19,789)
Less: Net identifiable liabilities assumed	(65,963)
Goodwill	$196,174

The fair value of the identifiable assets acquired and liabilities assumed approximate their carrying amounts at the acquisition date due to their short-term nature or because they are stated at amounts that approximate fair value.

The goodwill of $196,174 represents the excess of the consideration transferred and the fair value of non-controlling interest over the fair value of the net identifiable liabilities assumed and is primarily attributable to the expected synergies from operations, assembled workforce and anticipated future economic benefits from the restaurant. During the year ended December 31, 2025, the Company recognized an impairment of $196,174 related to goodwill associated with RBSB, in accordance with ASC 350, Intangible – Goodwill and Other, due to the underperformance of the restaurant. The impairment is included in the administrative expenses in the consolidated statement of operations.

For the period from July 5, 2025 to December 31, 2025, RBSB contributed $141,540 to revenue and $65,277 to net income.